Supplement to the
Fidelity® Asset
ManagerSM
November 27, 2000
Prospectus

The following information replaces similar information found in the "Fee Table" section on page 5.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Annual account maintenance fee (for accounts under $2,000)	$12.00

The following information replaces similar information found in the "Account Features and Policies" section on page 21.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000. It is expected that fund balances will be valued on the second Friday in November of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use regular investment plans.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in retirement accounts), except fund positions not subject to account minimums. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day Fidelity closes your fund position.

FAA-01-01 May 11, 2001
1.724188.103

Supplement to the Fidelity® Asset
Manager: AggressiveSM November 27, 2000
Prospectus

The following information replaces similar information found in the "Fee Table" section on page 4.

Shareholder Fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Annual account maintenance fee (for accounts under $2,000)	$12.00

The following information replaces similar information found the "Account Features and Policies" section on page 18.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000. It is expected that fund balances will be valued on the second Friday in November of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use regular investment plans.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in retirement accounts), except fund positions not subject to balance minimums. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day Fidelity closes your fund position.

AGG-01-01 May 11, 2001

1.734040.101

Supplement to the
Fidelity® Asset Manager: Growth®
November 27, 2000 Prospectus

The following information replaces similar information found in the "Fee Table" section on page 5.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Annual account maintenance fee (for accounts under $2,000)	$12.00

The following information replaces similar information found in the "Account Features and Policies" section on page 20.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000. It is expected that fund balances will be valued on the second Friday in November of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use regular investment plans.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in retirement accounts), except fund positions not subject to account minimums. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day Fidelity closes your fund position.

AMG-01-01 May 11, 2001
1.471579.105

Supplement to the
Fidelity®
Asset Manager:
Income®
November 27, 2000 Prospectus

The following information replaces similar information found in the "Fee Table" section on page 5.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Annual account maintenance fee (for accounts under $2,000)	$12.00

The following information replaces similar information found in the "Account Features and Policies" section on page 20.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000. It is expected that fund balances will be valued on the second Friday in November of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use regular investment plans.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in retirement accounts), except fund positions not subject to account minimums. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day Fidelity closes your fund position.

AMI-01-01 May 11, 2001
1.471580.105

Supplement to the Fidelity® Asset
ManagerSM Funds
November 27, 2000
Prospectus

The following information replaces similar information found in the "Fee Table" section on page 7.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Annual account maintenance fee (for accounts under $2,000)	$12.00

The following information replaces similar information found the "Account Features and Policies" section on page 18.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000. It is expected that fund balances will be valued on the second Friday in November of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use regular investment plans.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in retirement accounts), except fund positions not subject to account minimums. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day Fidelity closes your fund position.

FFM--01-01 May 11, 2001
1.471528.106

SUPPLEMENT TO THE

FIDELITY® ASSET MANAGER: INCOME®
FIDELITY ASSET MANAGER
FIDELITY ASSET MANAGER: GROWTH
FIDELITY ASSET MANAGER: AGGRESSIVE

November 27, 2000

STATEMENT OF ADDITIONAL INFORMATION

During the period from March 16, 2000 through December 31, 2000, Mr. Cook served as a Member of the Advisory Board. Effective January 1, 2001, Mr. Cook serves as a Member of the Board of Trustees. The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 27.

J. MICHAEL COOK (58), Trustee (2001). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of International Flavors & Fragrances, Inc. (2000), Rockwell International (electronic controls and communications products, 2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

FFMB-01-01 May 11, 2001
1.473233.107

During the period from June 15, 2000 through December 31, 2000, Ms. Knowles served as a Member of the Advisory Board. Effective January 1, 2001, Ms. Knowles serves as a Member of the Board of Trustees. The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 27.

MARIE L. KNOWLES (54), Trustee (2001). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles serves as a member of the National Board of the Smithsonian Institution, she is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Effective January 1, 2001, Mr. Mann serves as Chairman of the non-interested Trustees. The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 27.

MARVIN L. MANN (68), Trustee and Chairman of the non-interested Trustees (2001), is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of PolyOne Corporation (chemicals) and Imation Corp. (imaging and information storage, 1997). He is also a Board member of Acterna Corporation (telecommunications testing and management, 1999).

Mr. McDonough served on the Board of Trustees through December 31, 2000. The following information has been removed from the "Trustees and Officers" section beginning on page 27.

GERALD C. McDONOUGH (72), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director and Chairman of the Board of York International Corp. (air conditioning and refrigeration), a Director of Associated Estates Realty Corporation (a real estate investment trust), and a Director of Barpoint.com (online and wireless product information service, 2000). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997. He also served as a Director of Commercial Intertech Corp. (hydraulic systems, building systems, and metal products) from 1992-2000 and CUNO, Inc. (liquid and gas filtration products) from 1996-2000.

Mr. Williams served on the Board of Trustees through December 31, 2000. The following information has been removed from the "Trustees and Officers" section beginning on page 27.

THOMAS R. WILLIAMS (71), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of National Life Insurance Company of Vermont and American Software, Inc. Mr. Williams was previously a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), and Avado, Inc. (restaurants).

Effective April 1, 2001, Paul F. Maloney was appointed Assistant Treasurer. The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 27.

PAUL F. MALONEY (51) is Assistant Treasurer of Asset Manager Income, Asset Manager, Asset Manager Growth and Asset Manager Aggressive. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

The following information replaces the similar information found in the "Transfer and Service Agent Agreements" section on page 39.

FSC also collects fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

Supplement to the Spartan® Investment Grade Bond Fund
November 27, 2000
Prospectus

The following information replaces similar information found in the "Fee Table" section on page 5.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Annual account maintenance fee (for accounts under $2,000)	$12.00

The following information replaces similar information found in the "Account Features and Policies" section on page 18.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000. It is expected that fund balances will be valued on the second Friday in November of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use regular investment plans.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $10,000, except fund positions not subject to account minimums. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day Fidelity closes your fund position.

SIG-01-01 May 11, 2001
1.480656.105

SUPPLEMENT TO THE SPARTAN® INVESTMENT GRADE BOND FUND

A Fund of Fidelity Charles Street Trust

November 27, 2000

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Transfer and Service Agent Agreements" section on page 22.

FSC also collects fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

SIGB-01-01 May 11, 2001
1.477033.103